Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable and Other Receivables, Net [Abstract]
Allowance for doubtful accounts	€ 417,922	€ 333,528
Bad debt expense	€ 84,394	€ 19,454	€ 102,966